Mar. 04, 2021
Hartford Municipal Opportunities ETF
Hartford Municipal Opportunities ETF

MARCH 4, 2021

SUPPLEMENT TO

HARTFORD EXCHANGE-TRADED FUNDS PROSPECTUS

DATED NOVEMBER 25, 2020

This Supplement contains new and additional information and should be read in connection with your Prospectus.

(1)	Effective immediately, under the heading “Hartford Municipal Opportunities ETF Summary Section – Principal Investment Strategy” in the above referenced Prospectus, the following information is added as a new paragraph after the first paragraph:

Wellington Management’s portfolio construction process combines a top-down strategy, bottom-up fundamental research and comprehensive risk management. Bottom-up, internally generated, fundamental research attempts to identify relative value among sectors, within sectors, and between individual securities. Wellington Management considers financially material environmental, social and/or governance (“ESG”) factors during its research process. The factors that Wellington Management considers as part of its fundamental analysis, including the assessment of financially materially ESG factors, contribute to its overall evaluation of an issuer’s risk and return potential.

(2)	Effective immediately, under the heading “Hartford Municipal Opportunities ETF Summary Section – Principal Risks” in the above referenced Prospectus, “Active Investment Management Risk” is deleted in its entirety and replaced with the following:

Active Investment Management Risk – The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. As part of the sub-adviser’s investment strategy, the sub-adviser evaluates certain factors as part of its fundamental analysis, including financially material ESG factors. The analysis of these factors may not work as intended. ESG factors are not the only factors considered and as a result, the issuers in which the Fund invests may not be ESG issuers or have high ESG ratings.

This Supplement should be retained with your Prospectus for future reference.